Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table provides the components of share-based compensation expense and the associated tax benefit (including those reported as part of discontinued operations in 2013 and 2012):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
Restricted Stock Units	$270	$249	$235
Stock Options	150	140	157
Portfolio Performance Shares	96	56	14
Total Shareholder Return Units	37	37	35
Performance Share Awards	30	34	35
Directors’ compensation	3	7	5
Share-based payment expense	586	523	481
Tax benefit for share-based compensation expense	(179)	(173)	(149)
Share-based payment expense, net of tax	$407	$350	$332

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes all RSU activity during 2014:
	Shares (Thousands)	Weighted- Average Grant Date Fair Value Per Share
Nonvested, December 31, 2013	32,751	$22.50
Granted	10,188	32.11
Vested	(12,613)	19.74
Reinvested dividend equivalents	1,071	29.69
Forfeited	(1,461)	26.66
Nonvested, December 31, 2014	$29,936	$26.99

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2014	2013	2012
Total fair value of shares vested	$401	$379	$348
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$255	$239	$258
Weighted-average period over which RSU cost is expected to be recognized (years)	1.8	1.8	1.8

Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2014	2013	2012
Expected dividend yield(a)	3.18%	3.45%	4.10%
Risk-free interest rate(b)	1.94%	1.16%	1.28%
Expected stock price volatility(c)	19.76%	19.68%	23.78%
Expected term (years)(d)	6.50	6.50	6.50

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2014	2013	2012
Weighted-average grant date fair value per stock option	$4.40	$3.13	$2.79
Aggregate intrinsic value on exercise	$458	$578	$263
Cash received upon exercise	$1,002	$1,750	$568
Tax benefits realized related to exercise	$131	$160	$81
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$147	$120	$148
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.8	1.7	1.7

The following table summarizes all stock option activity during 2014:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
December 31, 2013(b)	299,653	$24.33
Granted	44,599	32.23
Exercised	(46,960)	21.44
Forfeited	(4,396)	26.36
Expired	(43,784)	36.85
Outstanding, December 31, 2014	249,112	24.05	5.9	$1,815
Vested and expected to vest, December 31, 2014(c)	243,297	23.91	5.9	1,805
Exercisable, December 31, 2014	122,618	$21.19	3.6	$1,222

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)
Includes approximately 42 million stock options which expired on February 25, 2014 at a grant price of $37.15, which were granted under the 2001 Stock Plan. These stock options were not added into the amount of carry forward shares remaining available for grants under the 2004 Stock Plan.

(c)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Schedule of Nonvested Performance-based Units Activity

The following table summarizes all PPS activity during 2014, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted- Average Intrinsic Value Per Share
Nonvested, December 31, 2013	11,324	$30.63
Granted	8,377	32.23
Vested(a)	(7)	30.18
Forfeited	(817)	30.10
Nonvested, December 31, 2014(a)	18,877	$31.15
(a)Vested and non-vested shares outstanding, but not paid as of December 31, 2014 were 18,877.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2014	2013	2012
Total fair value of shares vested	$—	$—	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$139	$107	$33
Weighted-average period over which PPS cost is expected to be recognized (years)	1.8	2.0	2.2

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
Total fair value of shares vested	$39	$40	$13
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$21	$25	$27
Weighted-average period over which PSA cost is expected to be recognized (years)	1.7	1.7	1.7

The following table summarizes all PSA activity during 2014, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2013	5,039	$30.63
Granted	1,202	32.17
Vested	(1,231)	31.99
Forfeited	(920)	31.74
Nonvested, December 31, 2014	4,090	$31.15

Schedule of Share-based Payment Award, Stock Appreciation Rights, Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2014	2013	2012
Expected dividend yield(a)	3.18%	3.45%	4.10%
Risk-free interest rate(b)	1.78%	1.03%	1.15%
Expected stock price volatility(c)	19.76%	19.68%	23.80%
Contractual term (years)	5.97	5.98	5.97

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2014	2013	2012
Weighted-average grant date fair value per TSRU	$6.51	$5.14	$4.48
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$30	$31	$31
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.8	1.6	1.7

The following table summarizes all outstanding TSRU activity as of December 31, 2014(a):
	Share Units (Thousands)	Weighted- Average Grant Price Per Share Unit	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
Outstanding	34,842	$23.41	3.1	$360
Vested	13,907	18.92	1.6	220
Expected to vest	20,935	26.40	4.1	140

(a)	In 2014, we settled 5,124,197 share units with a weighted-average grant price of $14.67 per share unit.

The following table summarizes all TSRU activity during 2014:
	Share Units (Thousands)	Weighted- Average Grant Date Fair Value Per Share Unit	Weighted-Average Grant Price Per Share Unit
Nonvested, December 31, 2013	24,195	$4.77	$22.30
Granted	6,288	6.51	32.23
Vested	(8,727)	4.74	19.38
Forfeited	(821)	5.10	25.87
Nonvested, December 31, 2014	20,935	$5.29	$26.40

The following table summarizes all outstanding TSRU activity as of December 31, 2014(a):
	Share Units (Thousands)	Weighted- Average Grant Price Per Share Unit	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
Outstanding	34,842	$23.41	3.1	$360
Vested	13,907	18.92	1.6	220
Expected to vest	20,935	26.40	4.1	140